NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Financial Position (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Current Assets		$ 2,804	$ 1,567
Non-Current Assets		21,105	8,611
Current Liabilities		6,359	4,633
Non-controlling interests		4,467	758
Equity in Net Assets Attributable to the partnership	[1]	(399)	(1,119)
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Current Assets		1,494	1,001
Non-Current Assets		21,105	8,183
Current Liabilities		1,920	1,176
Non-Current Liabilities		13,482	5,898
Non-controlling interests		4,467	758
Equity in Net Assets Attributable to the partnership		2,730	1,352
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Current Assets		312	264
Non-Current Assets		5,579	4,821
Current Liabilities		387	690
Non-Current Liabilities		3,744	2,864
Non-controlling interests		344	298
Equity in Net Assets Attributable to the partnership		1,416	1,233
Global intermodal logistics operation
Disclosure of subsidiaries [line items]
Current Assets		435
Non-Current Assets		11,950
Current Liabilities		984
Non-Current Liabilities		6,639
Non-controlling interests		3,597
Equity in Net Assets Attributable to the partnership		1,165
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Current Assets		747	737
Non-Current Assets		3,576	3,362
Current Liabilities		549	486
Non-Current Liabilities		3,099	3,034
Non-controlling interests		526	460
Equity in Net Assets Attributable to the partnership		$ 149	$ 119

[1]	Common equity is attributable to the partnership prior to the special distribution and subsequently as a result of the partnership holding all of the class C shares issued by our company. Please refer to Note 3(b), Material Accounting Policy Information, for further details.